Debt (Details) - Schedule of long-term debt maturities $ in Thousands	Dec. 31, 2021 USD ($)
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	$ 13,188
2023	71,175
2024
2025
2026
Thereafter
Total	84,363
Non- Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	11,163
2023
2024
2025
2026
Thereafter
Total	11,163
Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	2,025
2023	71,175
2024
2025
2026
Thereafter
Total	$ 73,200